Fair Value Information - Schedule of Reconciliations for Financial Assets (Detail) - Level 3 [Member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	$ 5,116	$ 5,478	$ 4,550	$ 4,468
Acquisition		300	290
Recognized in profit or loss under “Other gains and losses”	(101)	(39)	(26)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	(263)	676	(175)
Proceeds from return of investees			(7)
Proceed from return of investments		(9)
Reclassified from investments accounted for using equity method	2
Measured at Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	677	778	517	543
Acquisition		300
Recognized in profit or loss under “Other gains and losses”	(101)	(39)	(26)
Unrealized loss	(101)	(39)	(26)
FVOCI [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	4,439	4,700	4,033	$ 3,925
Acquisition		0	290
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	(263)	676	(175)
Proceeds from return of investees			$ (7)
Proceed from return of investments		$ (9)
Reclassified from investments accounted for using equity method	$ 2